Fair Value Of Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Funds restricted for construction activity		$ 47
Loans payable	$ 16,721	18,398
Cash and cash equivalents	3,229	4,138	$ 5,058	$ 5,521
Customers' advances for construction	$ 86,934	$ 78,301